SHORT-TERM BORROWINGS AND BANK LINES OF CREDIT - Narrative (Details) - USD ($)	Dec. 31, 2024	Oct. 24, 2024	Dec. 31, 2023	Dec. 31, 2021
Short-term Debt [Line Items]
Short-term borrowings-	$ 302,000,000		$ 383,000,000
Short-term debt, weighted average interest rate, at point in time	6.99%
Minimum | Available for Issuance of Letters of Credit
Short-term Debt [Line Items]
Cross-default provision for other indebtedness	$ 100,000,000
Revolving Credit Facility | Line of Credit
Short-term Debt [Line Items]
Maximum amount borrowed under revolving credit facility		$ 1,000,000,000
Line of credit facility, remaining borrowing capacity	1,500,000,000
Revolving Credit Facility | Line of Credit | Minimum
Short-term Debt [Line Items]
Consolidated debt to total capitalization ratio (percent)				65.00%
Revolving Credit Facility | Line of Credit | Maximum
Short-term Debt [Line Items]
Consolidated debt to total capitalization ratio (percent)				75.00%
Revolving Credit Facility | Line of Credit | Transmission companies
Short-term Debt [Line Items]
Maximum amount borrowed under revolving credit facility		$ 850,000,000
LOCs | Line of Credit
Short-term Debt [Line Items]
Outstanding borrowings	$ 6,000,000